Note 25 - Operating Segments	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
25.	Operating segments:

The Bank has established two reportable operating segments, those being Digital Banking and DRTC. The two operating segments are strategic business operations providing distinct products and services to different markets and are separately managed as a function of the distinction in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking – The Bank employs a business-to-business model using its proprietary financial technology to address underserved segments in the Canadian and US banking markets. VersaBank obtains its deposits and provides the majority of its loans and leases electronically via innovative deposit and lending solutions for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) - Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly-owned subsidiary, DRTC, to pursue significant large-market opportunities in cybersecurity and to develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by our chief operating decision maker, the Chief Executive Officer, and the Chief Financial Officer in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of our consolidated financial statements, as disclosed in note 3b - Segment reporting.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

Following is information regarding the results of each reportable operating segment as at and for the year ended October 31, 2023 and 2022:

(thousands of Canadian dollars)
for the year ended	October 31, 2023				October 31, 2022
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$100,051	$-	$-	$100,051	$76,666	$-	$-	$76,666
Non-interest income	540	9,698	(1,654)	8,584	52	5,839	(165)	5,726
Total revenue	100,591	9,698	(1,654)	108,635	76,718	5,839	(165)	82,392

Provision for (recovery of) credit losses	609	-	-	609	451	-	-	451
	99,982	9,698	(1,654)	108,026	76,267	5,839	(165)	81,941

Non-interest expenses:
Salaries and benefits	25,382	6,046	-	31,428	22,303	4,493	-	26,796
General and administrative	15,140	1,565	(1,654)	15,051	17,614	1,283	(165)	18,732
Premises and equipment	2,462	1,440	-	3,902	2,475	1,390	-	3,865
	42,984	9,051	(1,654)	50,381	42,392	7,166	(165)	49,393

Income (loss) before income taxes	56,998	647	-	57,645	33,875	(1,327)	-	32,548

Income tax provision	15,867	(384)	-	15,483	9,744	146	-	9,890

Net income (loss)	$41,131	$1,031	$-	$42,162	$24,131	$(1,473)	$-	$22,658

Total assets	$4,190,876	$26,443	$(15,709)	$4,201,610	$3,267,479	$22,345	$(23,826)	$3,265,998

Total liabilities	$3,818,412	$28,788	$(22,748)	$3,824,452	$2,912,249	$25,755	$(22,681)	$2,915,323